File Nos. 333-174627

811-22564

As filed with the Securities and Exchange Commission

ON JANUARY 4, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 42	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 44	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant's telephone number, including area code)

Douglas Y. Charton, Esq.

GMO Series Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On __________, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On __________, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On __________, pursuant to paragraph (a)(2) of Rule 485.

This filing relates to each of the two series of the Registrant listed on the front cover of the GMO Series Trust Prospectus, dated December 16, 2018, and filed with the Securities and Exchange Commission on December 14, 2018 with Post-Effective Amendment No. 41 under the Securities Act of 1933, as amended, and Amendment No. 43 under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 42 under the 1933 Act and Amendment No. 44 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 4th day of January, 2019.

GMO Series Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 42 to GMO Series Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

SHEPPARD N. BURNETT*	President; Chief Executive Officer; Principal Executive Officer	January 4, 2019
Sheppard N. Burnett

BETTY MAGANZINI*	Treasurer; Chief Financial Officer; Chief Accounting Officer;	January 4, 2019
Betty Maganzini	Principal Financial and Accounting Officer

MARIA D. FURMAN*	Trustee	January 4, 2019
Maria D. Furman

JASON B. HARRISON*	Trustee	January 4, 2019
Jason B. Harrison

SANDRA WHISTON*	Trustee	January 4, 2019
Sandra Whiston

* By: /s/ Douglas Y Charton Douglas Y. Charton Attorney-in-Fact**

** Pursuant to Power of Attorney for each of Maria D. Furman and Sandra Whiston filed with the Securities and Exchange Commission (the “SEC”) as part of Post-Effective Amendment No. 25 to the Registration Statement under the 1933 Act and Amendment No. 27 to the Registration Statement under the 1940 Act on June 29, 2016; pursuant to Power of Attorney for Jason B. Harrison filed as part of Post-Effective Amendment No. 37 to the Registration Statement under the 1933 Act and Amendment No. 39 to the Registration Statement under the 1940 Act on May 1, 2018; and pursuant to Power of Attorney for each of Sheppard N. Burnett and Betty Maganzini filed as part of Post-Effective Amendment No. 41 to the Registration Statement under the 1933 Act and Amendment No. 43 to the Registration Statement under the 1940 Act on December 14, 2018.

GMO EMERGING DOMESTIC OPPORTUNITIES SERIES FUND AND GMO OPPORTUNISTIC INCOME SERIES FUND 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document

Other:
1.	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.